Other Liabilities (Details) - CLP ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities
Accounts and notes payable		$ 214,216	$ 163,216
Income received in advance		640	673
Adjustment due to macro-hedging valuation			7,039
Guarantees received (margin accounts)	[1]	994,714	540,091
Notes payable through brokerage and simultaneous transactions	[2]	1,418,340	50,807
Other payable obligations	[3]	61,555	94,779
Withholding VAT		8,147	1,990
Accounts payable insurance companies		9,510	8,424
Other liabilities		99,203	33,388
Total		$ 2,806,325	$ 900,407	$ 745,363

[1]	Guarantee deposits (margin accounts) correspond to collateral associated to derivative financial contracts to mitigate the counterparty credit risk and are mainly established in cash. These guarantees operate when mark to market of derivative financial instruments exceed the levels of threshold agreed in the contracts, which could result in the Bank delivering or receiving collateral.
[2]	In December 2019, Santander Corredora de Bolsa acted as an intermediary in the public offering of shares held between Latam and Delta, which was passed to the shareholders on January 3, 2019.
[3]	Other payable obligations mainly relate to settlement of derivatives and other financial transactions derived from the operation of the Bank.